UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.6%
	COMMUNICATIONS — 18.2%
200,667	CenturyLink, Inc.[1]	$2,422,051
127,577	Liberty Global PLC - Class C*[1,2]	2,371,656
97,000	Liberty Latin America Ltd. - Class C*[2]	1,473,430
167,534	Vodafone Group PLC - ADR[1]	2,931,845
		9,198,982
	CONSUMER DISCRETIONARY — 16.1%
87,961	Brembo S.p.A.	882,329
81,346	Cie Plastic Omnium S.A.	1,819,544
258,464	Domino's Pizza Group PLC	988,619
79,562	General Motors Co.[1]	2,426,641
48,000	ISS A/S	857,979
24,257	Lennar Corp.	1,159,727
		8,134,839
	CONSUMER STAPLES — 1.3%
258,434	Naked Wines PLC	689,246
	ENERGY — 2.9%
245,419	Comstock Resources, Inc.*	1,470,060
	FINANCIALS — 23.9%
6,500	Affiliated Managers Group, Inc.	488,930
283,261	Barclays PLC - ADR[1]	2,181,109
114,753	Burford Capital Ltd.	814,218
26,980	Citigroup, Inc.[1]	1,712,151
1,583	Fairfax Financial Holdings Ltd.	681,894
3,000	Fairfax Financial Holdings Ltd.[1,2]	1,292,880
126,725	Jefferies Financial Group, Inc.[1]	2,497,750
54,828	Power Corp. of Canada	1,211,910
328,847	Protector Forsikring A.S.A.*	1,205,149
		12,085,991
	INDUSTRIALS — 12.9%
102,625	Embraer S.A. - ADR	1,564,005
612,715	Eurocell PLC	1,995,507
100,000	Howden Joinery Group PLC	827,106
27,621	Johnson Controls International PLC[2]	1,010,100
31,107	SPX FLOW, Inc.*[1]	1,144,116
		6,540,834
	MATERIALS — 0.5%
91,182	Resolute Forest Products, Inc.*[1]	242,544

ACR Multi-Strategy Quality Return (MQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 4.8%
22,611	Howard Hughes Corp.*	$2,439,274
	TECHNOLOGY — 3.0%
23,607	Dell Technologies, Inc. - Class C*[1]	955,139
3,599	Microsoft Corp.[1]	583,074
		1,538,213
	TOTAL COMMON STOCKS
	(Cost $49,098,766)	42,339,983
	PREFERRED STOCKS — 0.9%
	ENERGY — 0.9%
3,357	Elk Petroleum, Inc. Series A3,4,5,6	195,087
3,073	Elk Petroleum, Inc. Series B3,4,5,6	292,629
		487,716
	TOTAL PREFERRED STOCKS
	(Cost $3,357,426)	487,716
	SHORT-TERM INVESTMENTS — 14.5%
7,325,947	Federated Treasury Obligations Fund - Institutional Class, 1.455%[7]	7,325,947
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,325,947)	7,325,947
	TOTAL INVESTMENTS — 99.0%
	(Cost $59,782,139)	50,153,646
	Other Assets in Excess of Liabilities — 1.0%	484,321
	TOTAL NET ASSETS — 100.0%	$50,637,967
	SECURITIES SOLD SHORT — (9.1)%
	EXCHANGE-TRADED FUNDS — (9.1)%
(31,415)	iShares Russell 2000 ETF	(4,596,957)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $4,707,559)	(4,596,957)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,707,559)	$(4,596,957)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	Foreign security denominated in U.S. Dollars.
3	Illiquid Securities, represent 1.0% of Net Assets. The total value of these securities is $487,716.
4	Level 3 securities fair valued under procedures established by the Board of Trustees, represent 1.0% of Net Assets. The aggregate value of these securities is $487,716.
5	Security in a privately owned company.
6	Security in default.
7	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 78.2%
	BRAZIL — 2.6%
37,126	Embraer S.A. - ADR	$565,800
	CANADA — 5.6%
2,859	Fairfax Financial Holdings Ltd.	1,231,544
	DENMARK — 4.5%
55,257	ISS A/S	987,694
	FRANCE — 5.2%
36,142	Cie Plastic Omnium S.A.	808,423
4,984	Danone S.A.	351,778
		1,160,201
	IRELAND — 1.7%
10,245	Johnson Controls International PLC[1]	374,660
	ITALY — 2.2%
47,814	Brembo S.p.A.	479,618
	NORWAY — 8.9%
131,116	Multiconsult A.S.A.[2]	883,537
295,370	Protector Forsikring A.S.A.*	1,082,463
		1,966,000
	SWITZERLAND — 3.5%
8,478	Sulzer A.G.	780,606
	UNITED KINGDOM — 35.7%
111,926	Barclays PLC - ADR	861,830
172,171	Domino's Pizza Group PLC	658,550
382,000	Eurocell PLC	1,244,108
123,500	Howden Joinery Group PLC	1,021,476
59,150	Liberty Global PLC - Class C*[1]	1,099,599
35,100	Liberty Latin America Ltd. - Class C*[1]	533,169
419,384	Naked Wines PLC	1,118,501
75,830	Vodafone Group PLC - ADR	1,327,025
		7,864,258
	UNITED STATES — 8.3%
112,304	Burford Capital Ltd.	796,841

ACR International Quality Return (IQR) Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
28,179	SPX FLOW, Inc.*	$1,036,424
		1,833,265
	TOTAL COMMON STOCKS
	(Cost $19,808,036)	17,243,646
	SHORT-TERM INVESTMENTS — 28.9%
6,377,475	Federated Treasury Obligations Fund - Institutional Class, 1.455%[3]	6,377,475
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,377,475)	6,377,475
	TOTAL INVESTMENTS — 107.1%
	(Cost $26,185,511)	23,621,121
	Liabilities in Excess of Other Assets — (7.1)%	(1,574,286)
	TOTAL NET ASSETS — 100.0%	$22,046,835

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $883,537 which represents 4.0% of Net Assets.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

Note 1 – Organization

ACR Multi-Strategy Quality Return (MQR) Fund and ACR International Quality Return (IQR) Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ACR Multi-Strategy Quality Return (MQR) Fund seeks to preserve capital during periods of economic decline and to provide above average absolute and relative returns in the long run. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Class A and Class I.

The ACR International Quality Return (IQR) Fund seeks to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and the Fund’s benchmark over a full market cycle. The Fund commenced investment operations on December 30, 2016, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

(b) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Short-Term Investments

The ACR International Quality Return (IQR) Fund invests a significant amount (28.9% as of February 29, 2020) in the Federated Treasury Obligations Fund (“TOIXX”). TOIXX invests exclusively in a portfolio of short-term U.S. Treasury securities, as well as repurchase agreements collateralized fully by U.S. Treasury securities. Each Fund may also hold cash.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

TOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per January 31, 2020 Semi-Annual report of Federated Treasury Obligations Fund was 0.19%.

Note 3 – Federal Income Taxes

At February 29, 2020, the cost of securities and the proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	ACR Multi-Strategy Quality Return (MQR) Fund	ACR International Quality Return (IQR) Fund
Cost of investments and proceeds from securities sold short	$55,253,988	$26,441,574

Gross unrealized appreciation	$1,405,786	$664,999
Gross unrealized depreciation	(11,103,085)	(3,485,452)

Net unrealized depreciation on investments and securities sold short	$(9,697,299)	$(2,820,453)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Funds’ assets carried at fair value:

ACR Multi-Strategy Return (MQR) Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stock
Communications	$9,198,982	$-	$-	$9,198,982
Consumer Discretionary	4,444,347	3,690,492	-	8,134,839
Consumer Staples	689,246	-	-	689,246
Energy	1,470,060	-	-	1,470,060
Financials	11,271,773	814,218	-	12,085,991
Industrials	5,713,728	827,106	-	6,540,834
Materials	242,544	-	-	242,544
Real Estate	2,439,275	-	-	2,439,275
Technology	1,538,213	-	-	1,538,213
Preferred Stocks	-	-	487,716	650,669
Short-Term Investments	7,325,947	-	-	7,325,947
Total Assets	$44,334,115	$5,331,816	$487,716	$50,153,647

Liabilites
Investments
Exchange-Traded Funds	$4,596,957	$-	$-	$4,596,957
Total Liabilities	$4,596,957	$-	$-	$4,596,957

ACR Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

ACR International Quality Return (IQR) Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stock
Brazil	$565,800	$-	$-	$565,800
Canada	1,231,544	-	-	1,231,544
Denmark	987,694	-	-	987,694
France	-	1,160,201	-	1,160,201
Ireland	374,660	-	-	374,660
Italy	-	479,618	-	479,618
Norway	1,966,000	-	-	1,966,000
Switzerland	-	780,606	-	780,606
United Kingdom	6,184,232	1,680,026	-	7,864,258
United States	1,036,424	796,841	-	1,833,265
Short-Term Investments	6,377,475	-	-	6,377,475
Total Assets	$18,723,829	$4,897,292	$-	$23,621,121

*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

ACR Multi-Strategy Quality Return (MQR) Fund
Beginning balance November 30, 2019	$487,733
Transfers into Level 3 during the period	487,716
Transfers out of Level 3 during the period	(487,733)
Total realized gain/(loss)	-
Total change in unrealized appreciation/(depreciation)	-
Net purchases	-
Payment-in-Kind (PIK) Interest	-
Net sales	-
Balance as of February 29, 2020	$487,716

The Level 3 investments as of February 29, 2020, which represented less than 1% of net assets for the ACR Multi-Strategy Quality Return (MQR) Fund, did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	4/29/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	4/29/20

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/29/20

* Print the name and title of each signing officer under his or her signature.